RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Related Party Transaction [Line Items]
Number of options granted			41,000		4,535,500	120,000
Stock Issued During Period, Value, Purchase of Assets				$ 697,000	$ 696,799
Issuance of common stock for services (in shares)						3,000,000
Value of common stock issued for services				118,000
Andre Buys [Member]
Related Party Transaction [Line Items]
Payments for royalties			$ 200,000	1,000	204,813	$ 8,333
Accrued royalties payable	$ 100,000		100,000		$ 300,000
Number of options granted							150,000
Stock-based compensation expense	$ 2,000	$ 4,000	6,000	8,000
Issuance of common stock for services (in shares)					3,866,810
Value of common stock issued for services					$ 696,799
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Monthly rent, utilities and maintenance charge			$ 2,000
Related party transaction, amounts of expenses		$ 10,000		$ 20,000		$ 51,876
Issuance of common stock for services (in shares)						360,000
Patents [Member] | Andre Buys [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Purchase of Assets			386,681
Stock Issued During Period, Value, Purchase of Assets			$ 700,000